Other Operating Expense (Income), Net and Other Expense (Income), Net - Schedule of Other Operating Cost and Expense, by Component (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Other Income and Expenses [Abstract]
Litigation expense	$ 21	$ 7	$ 20	$ 7
Royalty Income	(1)	(13)	(8)	(20)	$ (39)	$ (89)	$ (100)
(Gain)/loss on disposal of fixed assets	0	0	(9)	2
Net economic benefits from deferred markets	24	0	24	0
Contingent liability reversal	(43)	0	(43)	0
Other	0	19	0	19
Total Other operating expense (income), net	$ 1	$ 13	$ (16)	$ 8	$ (23)	$ 15	$ 3,871